INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards, Federal	$ 8,901,000
Operating Loss Carryforwards, State	$ 8,471,000
Operating Loss Carryforwards, Limitations on Use	through 2035
Net Operating Loss Carryforwards Federal And State	$ 19,482,000
Net Operating Loss Carryforwards Federal and State Usable per year	44,000
Net Operating Loss Carryforwards Federal And State Outstanding Balance	844,000
Valuation allowance	$ 5,039,000	$ 5,072,000